Becker Value Equity Fund
SCHEDULE OF INVESTMENTS at January 31, 2023 (Unaudited)
Shares		Value
COMMON STOCKS: 97.2%
Communication Services: 6.4%
11,380	Alphabet, Inc. - Class A [1]	$1,124,799
7,735	Meta Platforms, Inc. - Class A [1]	1,152,283
41,215	Verizon Communications, Inc.	1,713,308
10,065	The Walt Disney Co. [1]	1,091,952
71,665	Warner Bros Discovery, Inc. [1]	1,062,075
		6,144,417
Consumer Discretionary: 4.8%
9,505	Amazon.com, Inc. [1]	980,251
785	AutoZone, Inc. [1]	1,914,497
2,844	The Home Depot, Inc.	921,939
7,490	Starbucks Corp.	817,459
		4,634,146
Consumer Staples: 6.7%
16,380	Lamb Weston Holdings, Inc.	1,636,198
13,545	The Procter & Gamble Co.	1,928,537
14,800	Tyson Foods, Inc. - Class A	973,100
13,378	Walmart, Inc.	1,924,693
		6,462,528
Energy: 7.1%
40,117	Baker Hughes Co.	1,273,314
9,317	Chevron Corp.	1,621,344
67,535	Kinder Morgan, Inc.	1,235,890
46,071	Shell PLC - ADR	2,709,436
		6,839,984
Financials: 21.1%
58,230	Bank of America Corp.	2,066,000
7,400	Berkshire Hathaway, Inc. - Class B [1]	2,305,248
4,095	BlackRock, Inc.	3,108,965
35,730	The Charles Schwab Corp.	2,766,217
9,310	Chubb Ltd.	2,117,932
15,315	First Republic Bank	2,157,577
7,680	The Goldman Sachs Group, Inc.	2,809,421
21,055	JPMorgan Chase & Co.	2,946,858
		20,278,218
Health Care: 16.2%
12,875	Johnson & Johnson	2,104,032
134,595	Koninklijke Philips NV	2,304,266
6,030	McKesson Corp.	2,283,440
16,520	Medtronic PLC	1,382,559
14,685	Merck & Co., Inc.	1,577,316
40,405	Pfizer, Inc.	1,784,285
13,427	Quest Diagnostics, Inc.	1,993,641
43,805	Sanofi - ADR	2,152,578
		15,582,117
Industrials: 10.1%
19,080	Alaska Air Group, Inc. [1]	979,567
38,685	Carrier Global Corp.	1,761,328
11,155	Eaton Corp PLC	1,809,452
156,385	Embraer SA - ADR [1]	2,015,803
5,710	General Dynamics Corp.	1,330,773
18,721	Raytheon Technologies Corp.	1,869,292
		9,766,215
Information Technology: 14.5%
16,580	Apple, Inc.	2,392,328
22,260	Blackbaud, Inc. [1]	1,384,795
54,045	Cisco Systems, Inc.	2,630,370
12,430	Microsoft Corp.	3,080,279
18,625	PayPal Holdings, Inc. [1]	1,517,751
14,305	QUALCOMM, Inc.	1,905,569
6,495	salesforce.com, Inc. [1]	1,090,965
		14,002,057
Materials: 5.2%
6,425	Air Products and Chemicals, Inc.	2,059,277
24,680	Methanex Corp.	1,168,104
32,945	Newmont Goldcorp Corp.	1,743,779
		4,971,160
Real Estate: 1.6%
22,345	Realty Income Corp. - REIT	1,515,661

Utilities: 3.5%
51,475	FirstEnergy Corp.	2,107,901
18,255	The Southern Co.	1,235,499
		3,343,400
TOTAL COMMON STOCKS
(Cost $64,534,585)		93,539,903

SHORT-TERM INVESTMENTS: 2.7%
2,590,024	First American Government Obligations Fund - Class X, 4.140% [2]	2,590,024
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,590,024)		2,590,024

TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $67,124,609)		96,129,927
Other Assets in Excess of Liabilities: 0.1%		83,163
TOTAL NET ASSETS: 100.0%		$96,213,090

ADR -	American Depository Receipt
REIT -	Real Estate Investment Trust
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of January 31, 2023.

The Global Industry Classification Standard (“GICS®”) sector and industry classifications were developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by Becker Value Equity Fund (the “Fund”).

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2023:

	Level 1	Level 2	Level 3	Total

Common Stocks [1]	$93,539,903	$-	$-	$93,539,903
Short-Term Investments	2,590,024	-	-	2,590,024
Total Investments in Securities	$96,129,927	$-	$-	$96,129,927

[1]See Schedule of Investments for sector breakouts.